Commitments	12 Months Ended
Jan. 31, 2015
Commitments [Text Block]
15.	Commitments

Pursuant to a service agreement dated May 15, 2014, the Company has agreed to pay a retainer fee of $14,500 per month to a consultant of the Company, in exchange for marketing, sales and design services to be rendered over the term of the agreement to May 15, 2015. The consultant is a firm of which a direct family member of a director and officer of the Company is a principal.